Convertible Notes - Schedule of Fair Value Option (Details)	Jun. 30, 2024
Annualized volatility [Member] | Minimum [Member]
Schedule of Fair Value Option [Line Items]
Fait value Option Pricing Model	70
Annualized volatility [Member] | Maximum [Member]
Schedule of Fair Value Option [Line Items]
Fait value Option Pricing Model	90
Expected time to liquidity [Member] | Minimum [Member]
Schedule of Fair Value Option [Line Items]
Fait value Option Pricing Model	0.5
Expected time to liquidity [Member] | Maximum [Member]
Schedule of Fair Value Option [Line Items]
Fait value Option Pricing Model	1.5
Dividend rate [Member]
Schedule of Fair Value Option [Line Items]
Fait value Option Pricing Model	0
Risk-free interest rate [Member]
Schedule of Fair Value Option [Line Items]
Fait value Option Pricing Model	5.09